Related party transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related party transactions
18.	Related party transactions

In 2016, the Group granted an interest free loan amounted to RMB1.2 million to Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Company. The loan was fully repaid by Mr. Wei Wen in June 2018.

In 2017, the Group granted an interest free loan amounted to RMB1.0 million to Mr. Xingyu Du, Vice President of administration. The loan was fully repaid by Mr. Xingyu Du in July 2018.

In 2018, the Group granted an interest free loan amounted to RMB1.0 million to Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Company. The loan was fully repaid by Mr. Wei Wen in August 2018.

In 2018, the Group granted an interest free loan amounted to RMB0.8 million to Mr. Xingyu Du, Vice President of administration. The loan was fully repaid by Mr. Xingyu Du in August 2018.

In 2018, the Group granted an interest free loan amounted to RMB1.0 million to Mr. Wei Wen, Chairman of the Board of Directors and CEO of the Company. The loan was fully repaid by Mr. Wei Wen in October 2018.